EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	Number of Ordinary Shares
	December 31,
	2021	2022

Authorized share capital	1,500,000,000	2,500,000,000

Issued and paid-up share capital	715,156,008	922,958,942

	In USD and NIS Amounts
	December 31,
	2021	2022

Authorized share capital (in NIS)	150,000,000	250,000,000

Issued and paid-up share capital (in NIS)	71,515,600	92,295,894

Issued and paid-up share capital (in USD)	21,066,368	27,100,201

Schedule of Amounts Outstanding Under Employee Share Incentive Plan

	Year ended December 31,
	2020		2021		2022
	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)
Outstanding at beginning of year	19,358,913	2.6	35,981,579	1.5	40,956,214	0.7
Granted	18,689,300	0.5	6,588,200	0.4	53,696,305	0.3
Forfeited and expired	(1,776,037)	2.2	(1,438,642)	3.0	(4,618,062)	0.8
Exercised	(290,597)	0.1	(174,923)	0.1	(162,599)	0.1
Outstanding at end of year*	35,981,579	1.5	40,956,214	0.7	89,871,858	0.4
Exercisable at end of year	11,535,679	3.2	18,663,353	1.7	26,663,961	0.8

*
As of December 31, 2020, 2021 and 2022, includes 2,421,799, 4,084,748, and 10,482,277 PSUs at an exercise price of 0.10 NIS (par value of ordinary shares), for which performance obligations have not been met.

Schedule of Options Outstanding by Exercise Price Range

	As of December 31,
	2021		2022
Range of exercise prices (in NIS)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)
Up to 0.99	25,752,128	8.8	75,663,492	9.0
1.00-2.00	14,524,086	6.6	13,668,366	5.5
2.01-10.00	680,000	4.8	540,000	4.2
	40,956,214	8.0	89,871,858	8.4

Schedule of Assumptions Used to Value Options
	2020	2021	2022
Expected dividend yield	0%	0%	0%
Expected volatility	63%	67%	67%
Risk-free interest rate	1%	1%	4%
Expected life of options (in years)	6	6	6